LEASES - Potential Variable Lease Cash Outflows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential variable lease payments	$ 422	$ 348
1 year or less
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential variable lease payments	79	58
2-3 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential variable lease payments	140	99
4-5 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential variable lease payments	84	68
Greater than 5 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Potential variable lease payments	$ 119	$ 123